SHARE BASED PAYMENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE BASED PAYMENTS

7.	SHARE BASED PAYMENTS

a)	Stock Options

The Company has an Omnibus Equity Incentive Plan (the “Plan”) available to employees, directors, officers, and consultants with grants under the Plan approved from time to time by the Board of Directors. Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 25% of the Company’s issued and outstanding Subordinate Voting Shares. Each option can be exercised to acquire one Subordinate Voting Share of the Company. The exercise price for an option granted under the Plan may not be less than the market price at the date of grant.

Options to purchase Subordinate Voting Shares have been granted to directors, employees, and consultants as follows:

Expiry date	Average Remaining Contractual Life in Years	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)	Outstanding
June 16, 2027	1.96	21.60	15.83	103,703
September 16, 2027	2.21	27.00	19.79	19,072
April 28, 2028	2.83	44.55	32.66	3,703
December 15, 2028	3.46	32.85	24.08	345,204
December 23, 2028	3.48	30.51	22.36	136,290
April 15, 2029	3.79	30.78	22.56	8,794
July 3, 2029	4.01	29.01	21.26	142,808
May 26, 2030	4.91	12.57	9.21	33,334
	3.40	29.32	21.49	792,908

(1)	Converted at balance sheet rate.

A summary of the Company’s stock options as of June 30, 2025, and changes for previous financial year end is as follows:

	Number of stock options	Weighted Average Exercise Price (CAD$)	Weighted Average Exercise Price (USD$ equivalent) (1)
Outstanding, March 31, 2024	542,334	$32.09	$23.53
Granted	364,099	27.39	20.08
Exercised	(51,235)	23.22	17.02
Cancelled	(84,314)	35.37	25.93
Outstanding, March 31, 2025	770,884	30.10	22.07
Granted	33,334	12.57	9.21
Cancelled	(11,310)	33.89	24.84
Outstanding, June 30, 2025	792,908	29.32	21.49
Exercisable, June 30, 2025	579,760	$28.92	$21.20

(1)	Converted at balance sheet rate.

During the period ended June 30, 2025:

-	11,310 stock options at an average exercise price of CAD$33.89 ($24.84 at balance sheet rate) belonging to inactive employees were cancelled according to the Plan. The original fair value of these stock options of $123,057 was reclassified from additional paid-in capital to share based payments upon cancellation.

On May 26, 2025, the Company granted 16,667 stock options to consultant “E” and 16,667 stock options to consultant “F” with an exercise price of CAD$12.57 ($9.21 at balance sheet rate), expiring in 5 years, and vesting on the grant date. The stock options were fair valued at $258,056 using the Black-Scholes option pricing model with the following assumptions:

	CAD$	$
Share price at grant date	$12.57	$9.21
Risk-free interest rate	2.92%	2.92%
Expected life	5 years	5 years
Expected volatility	123.9%	123.9%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Grant date fair value per option	$10.63	$7.74

On December 23, 2024, the Company granted 49,444 stock options to employees and independent contractors of the Company with an exercise price of CAD$30.51($22.36 at balance sheet rate), expiring in 5 years, with 25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter.

For the period ended June 30, 2025, the Company recognized $66,680 as share-based payment for stock options granted in December 2024 using the graded vesting method over the vesting period.

On December 23, 2024, the Company granted 86,852 stock options to consultants of the Company with an exercise price of CAD$30.51 ($22.36 at balance sheet rate), expiring in 5 years, where 33.33% of the stock options vested on the grant date and 33.33% will vest every 6 months after the grant date.

Consultant	Granted December 2024
B	46,296
E	23,889
F	3,704
I	5,555
P	3,704
Q	3,704
Total	86,852

For the period ended June 30, 2025, the Company recognized $218,531 as share-based payment for stock options granted in December 2024 using the graded vesting method over the vesting period.

On July 3, 2024, the Company granted 85,682 stock options to employees and independent contractors of the Company with a weighted average exercise price of CAD$29.10 ($21.33 at balance sheet rate), expiring in 5 years, with 25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter.

For the period ended June 30, 2025, the Company recognized $79,337 as share-based payment for stock options granted in July 2024 using the graded vesting method over the vesting period.

On April 15, 2024, the Company granted 4,260 stock options to employees and independent contractors of the Company with a weighted average exercise price of CAD$33.86 ($24.82 at balance sheet rate), expiring in 5 years, with 25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter.

For the period ended June 30, 2025, the Company recognized $3,522 as share-based payment for stock options granted in April 2024 using the graded vesting method over the vesting period.

On April 15, 2024, the Company granted 7,407 stock options to consultant “L” and 20 stock options to other consultants with an average exercise price of CAD$30.80 ($22.58 at balance sheet rate) and expiration in 5 years. Of these, 1,859 vested on the grant date, 555 on May 1, 2024, and 555 at the beginning of every calendar month thereafter. The remaining 21 stock options will vest 33.33% every 6 months after the grant date.

For the period ended June 30, 2025, the Company recognized $522 as share-based payment for stock options granted in April 2024 using the graded vesting method over the vesting period.

On December 15, 2023, the Company granted 347,952 stock options to employees and independent contractors of the Company with an exercise price of CAD$36.45 ($26.72 at balance sheet rate), expiring in 5 years, where 173,186 stock options are vested on the grant date, based on previous commitments, and 6.25% every subsequent quarter.

For the period ended June 30, 2025, the Company recognized $53,412 as share-based payment for stock options granted in December 2023 using the graded vesting method over the vesting period.

The table below consolidates the position of the stock options granted related to consultants of the Company:

Consultant	Total granted amount	Exercised - Inception to date	Outstanding March 31, 2025	Granted Q1-2026	Cancelled Q1 2026	Outstanding June 30, 2025	% of the total
A	64,815	(55,556)	9,259	-	-	9,259	3.7%
B	64,814	(9,259)	55,555	-	-	55,555	22.0%
C	55,555	(44,444)	11,111	-	-	11,111	4.4%
D	44,444	-	44,444	-	-	44,444	17.6%
E	23,889	-	23,889	16,667	-	40,556	16.1%
F	3,704	-	3,704	16,667	-	20,371	8.1%
G	14,815	(14,815)	-	-	-	-	0.0%
H	14,815	-	14,815	-	-	14,815	5.9%
I	12,963	-	12,963	-	-	12,963	5.1%
J	12,963	(10,556)	2,407	-	-	2,407	1.0%
K	9,259	(9,259)	-	-	-	-	0.0%
L	7,407	-	7,407	-	-	7,407	2.9%
M	6,481	-	6,481	-	-	6,481	2.6%
N	6,481	-	6,481	-	-	6,481	2.6%
O	4,457	-	4,457	-	-	4,457	1.8%
P	3,704	-	3,704	-	-	3,704	1.5%
Q	3,704	-	3,704	-	-	3,704	1.5%
Others	10,577	(1,235)	9,342	-	(617)	8,725	3.5%
Total	364,847	(145,124)	219,723	33,334	(617)	252,440	100.0%

b)	Restricted Shares Units

Included in the Plan, the Company may grant RSUs to employees, directors, officers, and consultants. The RSUs can be settled at the election of the holder for Subordinate Voting Shares, cash, or a combination of Subordinate Voting Shares and cash. The RSUs were determined to be a liability instrument, and the fair value will be recognized as an expense using the graded vesting method over the vesting period.

On May 26, 2025, the Company granted 33,333 RSUs to consultant “B”, expiring in 5 years, and vesting on July 1, 2025. The RSUs granted on May 26, 2025 were fair valued based on the market price of one Subordinate Voting Share on the balance sheet date. The Company recognized $344,431 as share-based payment for the current period.

The table below consolidates the position of the RSUs granted related to consultants of the Company:

Consultant	Total granted amount	Converted - Inception to date	Outstanding March 31, 2025	Granted Q1-2026	Outstanding June 30, 2025	% of the total
A	7,407	(2,469)	4,938	-	4,938	2.0%
B	46,296	(9,259)	37,037	33,333	70,370	29.1%
E	111,111	(37,037)	74,074	-	74,074	30.6%
F	111,111	(37,037)	74,074	-	74,074	30.6%
L	1,852	-	1,852	-	1,852	0.8%
Others	20,371	(3,704)	16,667	-	16,667	6.9%
Total	298,148	(89,506)	208,642	33,333	241,975	100.0%

At June 30, 2025, the balance of 685,373 RSUs granted in the previous years, were revalued based on the market price of one Subordinate Voting Share on the revaluation date, and the Company derecognized $230,793 as share-based payment for RSUs in the period.

A summary of the Company’s restricted shares units as at June 30, 2025, and changes for the years then ended is as follows:

Number of RSUs
Balance, March 31, 2024	24,075
Issued, April 15, 2024	1,852
Issued, June 20, 2024	37,037
Issued, July 3, 2024	359,817
Issued, September 13, 2024	74,074
Issued, December 23, 2024	296,296
Cancelled	(5,926)
Converted	(101,852)
Balance, March 31, 2025	685,373
Issued, May 26, 2025	33,333
Balance, June 30, 2025	718,706
Exercisable, June 30, 2025	20,097

A reconciliation of share based payments is as follows:

Share based payments	Stock Options	RSUs	Total
Previous years graded vesting	262,749	-	262,749
Previous years RSUs revaluation	-	(152,310)	(152,310)
New grants Q1 2025	74,296	36,895	111,191
Balance, June 30, 2024	$337,045	$(115,415)	$221,630

Previous years graded vesting	422,004	-	422,004
Previous years RSUs revaluation	-	(230,793)	(230,793)
New grants Q1 2026	258,056	344,431	602,487
Cancelled options / RSUs	(123,057)	-	(123,057)
Balance, June 30, 2025	$557,003	$113,638	$670,641

As of June 30, 2025, the fair value of RSUs was $4,025,461 (March 31, 2025 - $3,911,823).

8.	SHARE BASED PAYMENTS

a)	Stock Options

The Company has an Omnibus Equity Incentive Plan (the “Plan”) available to employees, directors, officers, and consultants with grants under the Plan approved from time to time by the Board of Directors. Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 25% of the Company’s issued and outstanding Subordinate Voting Shares. Each option can be exercised to acquire one Subordinate Voting Share of the Company. The exercise price for an option granted under the Plan may not be less than the market price at the date of grant.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

8.	SHARE BASED PAYMENTS (continued)

a)	Stock Options (continued)

Options to purchase Subordinate Voting Shares have been granted to directors, employees, and consultants as follows:

Expiry date	Weighted Average Remaining Contractual Life in Years	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)	Outstanding
June 16, 2027	2.21	21.60	15.02	103,703
September 16, 2027	2.46	27.00	18.78	19,072
April 28, 2028	3.08	44.55	30.99	3,703
December 15, 2028	3.71	32.91	22.89	352,615
December 23, 2028	3.73	30.51	21.22	136,290
April 15, 2029	4.04	30.78	21.41	9,071
July 3, 2029	4.26	29.01	20.18	146,430
	3.59	30.09	20.93	770,884

(1)	Converted at balance sheet rate.

A summary of the Company’s stock options as at March 31, 2025, and changes for the years then ended is as follows:

	Number of stock options	Weighted Average Exercise Price (CAD$)	Weighted Average Exercise Price (USD$ equivalent) (1)
Outstanding, March 31, 2023	258,516	21.68	15.08
Granted	370,365	36.53	25.41
Exercised	(86,547)	19.94	13.87
Outstanding, March 31, 2024	542,334	$32.09	$22.32
Granted	364,099	27.39	19.05
Exercised	(51,235)	23.22	16.15
Cancelled	(84,314)	35.37	24.60
Outstanding, March 31, 2025	770,884	30.10	20.94
Exercisable, March 31, 2025	511,487	$29.92	$20.81

(1)	Converted at balance sheet rate.

During the year ended March 31, 2025:

-	27,954 stock options at an average exercise price of CAD$33.24 ($23.12 at balance sheet rate) belonging to inactive employees were cancelled according to the Plan. The original fair value of these stock options of $274,005 was reclassified from additional paid-in capital to share based payments upon cancellation.

-	56,360 options at an exercise price of CAD$36.45 ($25.35 at balance sheet rate) belonging to an employee were cancelled. The original fair value of these stock options of $1,142,294 was reclassified from additional paid-in capital to share based payments upon cancellation.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

8.	SHARE BASED PAYMENTS (continued)

a)	Stock Options (continued)

On December 23, 2024, the Company granted 49,444 stock options to employees and independent contractors of the Company with an exercise price of CAD$30.51($21.22 at balance sheet rate), expiring in 5 years, with 25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter. The stock options were fair valued at $792,184, of which $269,359 is recognized in the current year using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$30.51	$21.20
Risk-free interest rate	3.04%	3.04%
Expected life	5 years	5 years
Expected volatility	100%	100%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Grant date fair value per option	$23.06	$16.02

On December 23, 2024, the Company granted 59,259 stock options to strategic consultants of the Company with an exercise price of CAD$30.51 ($21.22 at balance sheet rate), expiring in 5 years, where 33.33% of the stock options vested on the grant date and 33.33% will vest every 6 months after the grant date. The Company also granted 27,593 stock options to strategic consultants of the Company with an exercise price of CAD$30.51 ($21.22 at balance sheet rate), expiring in 5 years, where 25% vests on the date that is one (1) year from the Vesting Start Date and 6.25% vests at the end of each full quarter thereafter.

The stock options were fair revalued at $1,141,535, of which $602,371 is recognized in the current year using the Black-Scholes option pricing model with the following assumptions:

	CAD$	$
Share price at revaluation date	$23.25	$16.16
Risk-free interest rate	2.61%	2.61%
Expected life	5 years	5 years
Expected volatility	121.6%	122%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$18.91	$13.14

On October 9, 2024, the Company granted 56,361 stock options to an employee with an exercise price of CAD$14.31 ($9.95 at balance sheet rate), expiring in December 2028, where 100% vested on the grant date. The stock options were fair valued at $420,029, which is recognized in the current year using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$14.31	$10.45
Risk-free interest rate	3.07%	3.07%
Expected life	4.2 years	4.2 years
Expected volatility	100.0%	100%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Grant date fair value per option	$10.20	$7.45

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

8.	SHARE BASED PAYMENTS (continued)

a)	Stock Options (continued)

On July 3, 2024, the Company granted 85,682 stock options to employees and independent contractors of the Company with a weighted average exercise price of CAD$29.10 ($20.24 at balance sheet rate), expiring in 5 years, with 25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter. The stock options were fair valued at $1,376,157, of which $629,973 is recognized in the current year using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at grant date	$28.89	$21.19
Risk-free interest rate	3.57%	3.57%
Expected life	5 years	5 years
Expected volatility	100.0%	100%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Weighted average grant date fair value per option	$21.87	$16.04

On July 3, 2024, the Company granted 74,073 stock options to strategic consultants of the Company with an exercise price of CAD$28.89 ($20.10 at balance sheet rate), expiring in 5 years, where 33.33% stock options vested on the grant date and 33.33% will vest every 6 months after the grant date. The stock options were fair revalued at $870,657, of which $912,939 is recognized in the current year using the Black-Scholes option pricing model with the following assumptions:

	CAD$	$
Share price at revaluation date	$23.25	$16.17
Risk-free interest rate	2.47%	2.47%
Expected life	5 years	5 years
Expected volatility	121.6%	121.6%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$16.90	$11.75

On April 15, 2024, the Company granted 4,260 stock options to employees and independent contractors of the Company with a weighted average exercise price of CAD$33.86 ($23.55 at balance sheet rate), expiring in 5 years, with 25% vesting on the date that is one (1) year from the vesting start date and 6.25% every subsequent quarter. The stock options were fair valued at $72,423, of which $34,349 is recognized in the current year using the Black-Scholes option pricing model with the following assumptions:

	CAD$	$
Share price at grant date	$30.78	$22.36
Risk-free interest rate	3.77%	3.77%
Expected life	5 years	5 years
Expected volatility	100%	100%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Grant date fair value per option	$23.13	$16.81

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

8.	SHARE BASED PAYMENTS (continued)

a)	Stock Options (continued)

On April 15, 2024, the Company granted 7,427 stock options to strategic consultants with an average exercise price of CAD$30.80 ($21.42 at balance sheet rate) and expiration in 5 years. Of these, 1,859 vested on the grant date, 555 on May 1, 2024, and 555 at the beginning of every calendar month thereafter. The remaining 21 stock options will vest 33.33% every 6 months after the grant date.

For the year ended March 31, 2025, the Company recognized $93,938 as share-based payment for stock options granted in April 2024 for strategic consultants of the Company. The fair value of stock options is estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at revaluation date	$23.25	$16.17
Risk-free interest rate	2.47%	2.47%
Expected life	4.3 years	4.3 years
Expected volatility	121.6%	121.6%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$17.54	$12.20

On December 15, 2023, the Company granted 347,952 stock options to employees and strategic consultants of the Company with an exercise price of CAD$36.45 ($25.35 at balance sheet rate), expiring in 5 years, where 173,186 stock options are vested on the grant date, based on previous commitments, and 6.25% every subsequent quarter.

For the year ended March 31, 2025, the Company recognized $722,860 as share-based payment for stock options granted in December 2023 using the graded vesting method over the vesting period.

On December 15, 2023, the Company granted 18,716 stock options to strategic consultants with an exercise price of CAD$36.45 ($25.35 at balance sheet rate). The options expire in 5 years, and 33.33% vested on December 30, 2024, and 33.33% every 6 months thereafter.

For the year ended March 31, 2025, the Company derecognized $16,979 as share-based payment for stock options granted in December 2023. The fair value of stock options is estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	CAD$	$
Share price at revaluation date	$23.25	$16.17
Risk-free interest rate	2.47%	2.47%
Expected life	3.7 years	3.7 years
Expected volatility	121.6%	121.6%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$16.57	$11.53

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

8.	SHARE BASED PAYMENTS (continued)
a)	Stock Options (continued)

On April 28, 2023, the Company granted 3,704 stock options to a strategic consultant with an exercise price of CAD$44.55 ($30.99 at balance sheet rate). The options expire in 5 years, with 1,852 vesting 6 months after the grant date and 1,852 vesting 12 months after the grant date.

For the year ended March 31, 2025, the Company derecognized $30,631 as share-based payment for stock options granted in April 2023 for strategic consultants of the Company. The fair value of stock options is estimated using the Black-Scholes option pricing model with the following assumptions:

	CAD$	$
Share price at revaluation date	$23.25	$16.17
Risk-free interest rate	2.47%	2.47%
Expected life	3.1 years	3.1 years
Expected volatility	121.6%	121.6%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$14.65	$10.19

b)	Restricted Shares Units

Included in the Plan, the Company may grant RSUs to employees, directors, officers, and consultants. The RSUs can be settled at the election of the holder for Subordinate Voting Shares, cash, or a combination of Subordinate Voting Shares and cash. The RSUs were determined to be a liability instrument, and the fair value will be recognized as an expense using the graded vesting method over the vesting period.

At March 31, 2025, the balance of 6,173 RSUs granted in the year ended March 31, 2023, were revalued based on the market price of one Subordinate Voting Share on the revaluation date, and the Company derecognized $163,211 as share-based payment for RSUs in the year.

On March 04, 2025, 80,247 of the RSUs granted in December 2024, were settled into Subordinate Voting Shares (Note 11).

On February 25, 2025, 9,259 of the RSUs granted in December 2024, were settled into Subordinate Voting Shares (Note 11).

On December 27, 2024, 12,346 of the RSUs granted in the year ended March 31, 2023, were settled into Subordinate Voting Shares (Note 11).

On December 23, 2024, the Company granted 296,296 RSUs to strategic consultants of the Company with no exercise price, expiry date of 10 years from the grant date, where 89,506 vested on the grant date, 46,297 will vest in July 2025, 46,297 will vest in July 2026, 1,850 will vest monthly for 48 months, 12,345 will vest 50% every 6 months after the grant date, 7,408 will vest 33.33% after 1 year of the grant date and 33,33% every year afterwards, and 92,593 will vest according to the completion of specific milestones.

For the year ended March 31, 2025, the Company revalued the RSUs granted on December 23, 2024 based on the market price of one Subordinate Voting Share on the revaluation date. The Company recognized $2,621,935 as share-based payment for RSUs in the year.

On October 9, 2024, the Company cancelled 5,926 RSUs belonging to an employee. The original fair value of these RSUs of $12,717 was reclassified from RSU liability to share based payments upon cancellation.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

8.	SHARE BASED PAYMENTS (continued)

b)	Restricted Shares Units (continued)

On September 13, 2024, the Company granted 74,074 RSUs a director of the Company (Note 9), with no exercise price, expiry date of 10 years from the grant date, vesting 24,691 within one year of the grant date and 8.33% every three months afterwards.

For the year ended March 31, 2025, the Company revalued the RSUs granted on September 13, 2024 based on the market price of one Subordinate Voting Share on the revaluation date. The Company recognized $439,973 as share-based payment for RSUs in the year.

On July 3, 2024, the Company granted 359,817 RSUs to a strategic consultant (1,852), directors (16,668) (Note 9), and employees (341,297). The RSUs have no exercise price, expire 10 years from the grant date, and vest 33.33% within one year of the grant date and 33.33% every year thereafter.

For the year ended March 31, 2025, the Company revalued the RSUs granted on July 3, 2024 based on the market price of one Subordinate Voting Share on the revaluation date. The Company recognized $2,609,543 as share-based payment for RSUs in the year.

On June 20, 2024, the Company granted 37,037 RSUs to a strategic investor of the Company, with no exercise price, expiry date of 10 years from the grant date, vesting equal installments of 370 RSUs for every CAD$100,000 ($69,560 at balance sheet rate) in revenue derived by the Company from commercial agreements it enters into with affiliates of the strategic investor. No value was attributed to these RSUs, as the vesting is still uncertain.

On April 15, 2024, the Company granted 1,852 RSUs to a strategic consultant. The RSUs have no exercise price, expire 10 years from the grant date, and vest 100% on the grant date.

For the year ended March 31, 2025, the Company revalued the RSUs granted on April 15, 2024 based on the market price of one Subordinate Voting Share on the revaluation date. The Company recognized $29,948 as share-based payment for RSUs in the year.

On November 15, 2023, the Company granted 5,556 RSUs to a strategic consultant of the Company, with no exercise price, expiry date of 10 years from the grant date, vesting 33.33% on the grant date, 33.33% on December 28, 2023, and 33.33% on March 28, 2024.

For the year ended March 31, 2025, the Company revalued the RSUs granted on November 15, 2023 based on the market price of one Subordinate Voting Share on the revaluation date. The Company derecognized $68,175 as share-based payment for RSUs in the year.

During the year ended March 31, 2023, 18,519 RSUs were granted to a director of the Company (Note 9). They have no exercise price, expire 10 years from the grant date, and vest 1/3 on the first anniversary of the Listing and 1/3 each subsequent anniversary thereafter (Note 8).

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

8.	SHARE BASED PAYMENTS (continued)

b)	Restricted Shares Units (continued)

A summary of the Company’s restricted shares units as at March 31, 2025, and changes for the years then ended is as follows:

Number of RSUs
Balance, March 31, 2023	18,519
Issued, November 15, 2023	5,556
Balance, March 31, 2024	24,075
Issued, April 15, 2024	1,852
Issued, June 20, 2024	37,037
Issued, July 3, 2024	359,817
Issued, September 13, 2024	74,074
Issued, December 23, 2024	296,296
Cancelled	(5,926)
Converted	(101,852)
Balance, March 31, 2025	685,373
Exercisable, March 31, 2025	7,639

A reconciliation of share based payments is as follows:

Share based payments	Stock Options	RSUs	Modification of broker’s warrants	Settlement agreement	Total
Previous year graded vesting	473,109	-	-	-	473,109
New grants Q1 2023	70,925	-	-	-	70,925
New grants Q3 2023	6,390,644	127,400	-	-	6,518,044
Modification of broker’s warrants	-	-	440,604	-	440,604
Revaluation RSUs	-	148,636	-	-	148,636
Settlement agreement	-	-	-	198,801	198,801
Balance, March 31, 2024	$6,934,678	$276,036	$440,604	$198,801	$7,850,119

Previous years graded vesting	675,250	-	-	-	675,250
Previous years RSUs revaluation	-	(231,386)	-	-	(231,386)
New grants Q1 2024	128,287	29,948	-	-	158,235
New grants Q2 2024	1,542,912	3,049,516	-	-	4,592,428
New grants Q3 2024	1,291,759	2,621,935	-	-	3,913,694
Cancelled options / RSUs	(1,416,299)	(12,717)	-	-	(1,429,016)
Balance, March 31, 2025	$2,221,909	$5,457,296	$-	$-	$7,679,205

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)